Other Long-term Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Long-term Liabilities [Abstract]
Deferred revenue	$ 374,642	$ 400,725
Accrued benefit liabilities (Note 30)	32,074	32,235
Uncertain tax positions	175	175
Decommissioning liabilities	2,104	2,043
Lease liabilities	26,716	340
Other long-term liabilities	$ 435,711	$ 435,518